SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Vehicles	3-4 years
In-car equipment	3 years
Office furniture and equipment	5 years
Software	3 - 5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset 1-5 years

Schedule of share-based compensation expense

	For the year ended December 31,
	2012	2013	2014
Vehicle operating expenses	80,631	28,544	133,801
Selling and marketing expense	34,815	8,573	489,831
General and administration expenses	6,568,010	6,169,096	12,057,509
Total	6,683,456	6,206,213	12,681,141